RESTRICTED CASH AND SHORT-TERM DEPOSITS - Schedule of Restricted Cash and Short-Term Investments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2016	Dec. 31, 2012
Restricted Cash and Cash Equivalents Items
Total restricted cash		$ 182,261,000	$ 172,444,000
Less: current portion of restricted cash		(46,333,000)	(31,330,000)	$ (27,306,000)	$ (44,927,000)
Non-current restricted cash		135,928,000	141,114,000
Minimum amount of cash and cash equivalents		30,000,000.0
NR Satu Facility
Restricted Cash and Cash Equivalents Items
Face amount of debt instrument							$ 175,000,000.0
Interest Rate Swap
Restricted Cash and Cash Equivalents Items
Total restricted cash		14,810,000	6,480,000
Secured Debt | NR Satu Facility
Restricted Cash and Cash Equivalents Items
Total restricted cash		9,543,000	10,209,000
Performance Guarantee
Restricted Cash and Cash Equivalents Items
Total restricted cash		19,680,000	12,548,000
Collateral Deposits
Restricted Cash and Cash Equivalents Items
Total restricted cash		18,100,000	12,500,000
Methane Princess Lease
Restricted Cash and Cash Equivalents Items
Total restricted cash		114,676,000	112,362,000
$800 million facility | $800 million credit facility
Restricted Cash and Cash Equivalents Items
Total restricted cash		23,552,000	$ 30,845,000
Face amount of debt instrument		800,000,000				$ 800,000,000
Scenario, Forecast | $800 million facility | $800 million credit facility
Restricted Cash and Cash Equivalents Items
Total restricted cash	$ 16,500,000
Bid Bond | Performance Guarantee
Restricted Cash and Cash Equivalents Items
Total restricted cash		$ 1,600,000